Provisions	12 Months Ended
Dec. 31, 2019
23. Provisions
Provisions

The notes included in this section focus on the Barclays Bank Group’s accruals, provisions and contingent liabilities. Provisions are recognised for present obligations arising as consequences of past events where it is probable that a transfer of economic benefit will be necessary to settle the obligation, and it can be reliably estimated. Contingent liabilities reflect potential liabilities that are not recognised on the balance sheet.

23 Provisions

Accounting for provisions

The Barclays Bank Group applies IAS 37 Provisions, Contingent Liabilities and Contingent Assets in accounting for non-financial liabilities.

Provisions are recognised for present obligations arising as consequences of past events where it is more likely than not that a transfer of economic benefit will be necessary to settle the obligation, which can be reliably estimated. Provision is made for the anticipated cost of restructuring, including redundancy costs when an obligation exists; for example, when the Barclays Bank Group has a detailed formal plan for restructuring a business and has raised valid expectations in those affected by the restructuring by announcing its main features or starting to implement the plan. Provision is made for undrawn loan commitments if it is probable that the facility will be drawn and result in the recognition of an asset at an amount less than the amount advanced.

Critical accounting estimates and judgements

The financial reporting of provisions involves a significant degree of judgement and is complex. Identifying whether a present obligation exists and estimating the probability, timing, nature and quantum of the outflows that may arise from past events requires judgements to be made based on the specific facts and circumstances relating to individual events and often requires specialist professional advice. When matters are at an early stage, accounting judgements and estimates can be difficult because of the high degree of uncertainty involved. Management continues to monitor matters as they develop to re-evaluate on an ongoing basis whether provisions should be recognised, however there can remain a wide range of possible outcomes and uncertainties, particularly in relation to legal, competition and regulatory matters, and as a result it is often not practicable to make meaningful estimates even when matters are at a more advanced stage.

The complexity of such matters often requires the input of specialist professional advice in making assessments to produce estimates. Customer redress and legal, competition and regulatory matters are areas where a higher degree of professional judgement is required. The amount that is recognised as a provision can also be very sensitive to the assumptions made in calculating it. This gives rise to a large range of potential outcomes which require judgement in determining an appropriate provision level. See below for information on payment protection redress and Note 25 for more detail of legal, competition and regulatory matters.

			Undrawn contractually committed facilities and guarantees provided[a]		Legal, competition and regulatory matters
	Onerous contracts	Redundancy and restructuring		Customer redress		Sundry provisions	Total
	£m	£m	£m	£m	£m	£m	£m
Barclays Bank Group
As at December 2018	90	68	217	127	411	214	1,127
Effects of changes in accounting policies[b]	(46)	-	-	-	-	-	(46)
As at 1 January 2019	44	68	217	127	411	214	1,081
Additions	11	86	373	20	286	35	811
Amounts utilised	(30)	(60)	-	(66)	(302)	(48)	(506)
Unused amounts reversed	-	(29)	(332)	(15)	(16)	(13)	(405)
Exchange and other movements	(5)	(2)	(6)	5	(5)	(17)	(30)
As at 31 December 2019	20	63	252	71	374	171	951

Note

a Undrawn contractually committed facilities and guarantees provisions are accounted for under IFRS 9.

b Upon adoption of IFRS 16 on 1 January 2019, £46m of onerous lease provisions in Barclays Bank Group were transferred to right of use asset impairment allowance. Please see page 107 in note 1 for further detail.

Provisions expected to be recovered or settled within no more than 12 months after 31 December 2019 for Barclays Bank Group were £739m (2018: £791m).

Onerous contracts

Onerous contract provisions comprise an estimate of the costs involved with fulfilling the terms and conditions of contracts net of any expected benefits to be received.

Redundancy and restructuring

These provisions comprise the estimated cost of restructuring, including redundancy costs where an obligation exists. Additions made during the year relate to formal restructuring plans and have either been utilised, or reversed, where total costs are now expected to be lower than the original provision amount.

Undrawn contractually committed facilities and guarantees

Impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to the drawn exposure to the extent that the allowance does not exceed the exposure as ECL is not reported separately. Any excess is reported on the liability side of the balance sheet as a provision. For wholesale portfolios the impairment allowance on the undrawn exposure is reported on the liability side of the balance sheet as a provision. Provisions are made if it is probable that a facility will be drawn and the resulting asset is expected to have a realisable value that is less than the amount advanced.

Customer redress

Customer redress provisions comprise the estimated cost of making redress payments to customers, clients and counterparties for losses or damages associated with inappropriate judgement in the execution of Barclays Bank Group’s business activities. Provisions for other customer redress include smaller provisions across the corporate businesses which are expected to be utilised in the next 12-24 months.

Legal, competition and regulatory matters

The Barclays Bank Group is engaged in various legal proceedings, both in the UK and a number of other overseas jurisdictions, including the US. For further information in relation to legal proceedings and discussion of the associated uncertainties, please refer to Note 25.

Sundry provisions

This category includes provisions that do not fit into any of the other categories, such as fraud losses and dilapidation provisions.